Earnings/(loss) per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings/(loss) per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2018	2017	2016

Net income/(loss)	$16,580	$(511,714)	$(164,237)
Less dividends on series B preferred shares	$(5,769)	$(5,769)	$(5,769)
Net income/(loss) attributed to common stockholders	10,811	(517,483)	(170,006)

Weighted average number of common shares, basic	103,736,742	95,731,093	80,441,517
Incremental shares	979,141	-	-
Weighted average number of common shares, diluted	104,715,883	95,731,093	80,441,517

Earnings/(loss) per share, basic and diluted	$0.10	$(5.41)	$(2.11)